Inventories, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,346	$ 1,200
Work in progress	234	40
Finished goods	420	299
Inventory, Net	$ 2,000	$ 1,539